BUSINESS ACQUISITIONS (Narrative) (Details)			12 Months Ended
	Dec. 01, 2025 USD ($) shares $ / shares	Nov. 28, 2025 USD ($)	Dec. 28, 2025 USD ($) shares
Non-Treasury RSUs
Disclosure of detailed information about business combination [line items]
Replacement awards issued at acquisition (in dollars per share)			$ 55.82
Post-acquisition expense			$ 19,800,000
HanesBrands Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 2,300,000,000
Net assets held for sale	600,000,000
Cash consideration paid at closing, net of cash acquired	122,717,000
Cash and cash equivalents recognised as of acquisition date	$ 160,300,000
Number of instruments or interests issued or issuable | shares	353,800,000		36,090,480
Issuance of common stock	$ 2,014,571,000
Replacement award	57,100,000	$ 29,700,000
Post-acquisition expense	27,300,000
Net sales of acquiree	217,000,000
Profit (loss) of acquiree since acquisition date	$ (17,000,000)
HanesBrands Inc | Pro Forma
Disclosure of detailed information about business combination [line items]
Net sales of acquiree			$ 6,200,000,000
Profit (loss) of acquiree since acquisition date			$ 650,000,000
HanesBrands Inc | Non-Treasury RSUs
Disclosure of detailed information about business combination [line items]
Exercise price of outstanding equity awards (in dollars per share) | $ / shares	$ 0.80
Multiplier	0.102
Replacement awards issued at acquisition (in dollars per share)		$ 55.82
Replacement award	$ 57,000,000.0